Expense Example, No Redemption (Vanguard Asset Allocation Fund, USD $)	18 Months Ended
Mar. 31, 2011
Vanguard Asset Allocation Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 28
3 YEAR	87
5 YEAR	152
10 YEAR	343
Vanguard Asset Allocation Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	19
3 YEAR	61
5 YEAR	107
10 YEAR	$ 243